FAIR VALUE OF FINANCIAL ASSETS AND FINANCIAL LIABILITIES, AND RISK MANAGEMENT - (Details) - ZAR (R) R in Millions	Dec. 31, 2017	Dec. 31, 2016
Environment rehabilitation obligation funds
Financial instruments
Financial assets	R 3,492.4	R 3,100.5
Financial assets, at fair value	3,492.4	3,100.5
Environment rehabilitation obligation funds | Level 1
Financial instruments
Financial assets, at fair value	3,117.6	2,630.6
Environment rehabilitation obligation funds | Level 2
Financial instruments
Financial assets, at fair value	374.8	469.9
Trade receivables - PGM sales
Financial instruments
Financial assets		4,001.9
Financial assets, at fair value	4,512.4	4,001.9
Trade receivables - PGM sales | Level 1
Financial instruments
Financial assets, at fair value	4,512.4	4,001.9
Other receivables (not at fair value)
Financial instruments
Financial assets	319.2	665.9
Other payables
Financial instruments
Financial liabilities	(3,760.4)	(1,613.7)
Borrowings
Financial instruments
Financial liabilities	(25,649.5)	(8,973.8)
Derivative financial instrument
Financial instruments
Financial liabilities	(1,093.5)
Financial liabilities, at fair value	(1,093.5)
Derivative financial instrument | Level 2
Financial instruments
Financial liabilities, at fair value	(1,093.5)
Other financial liabilities | Other payables
Financial instruments
Financial liabilities	(3,760.4)	(1,613.7)
Other financial liabilities | Borrowings
Financial instruments
Financial liabilities	(25,649.5)	(8,973.8)
Fair value through profit or loss | Environment rehabilitation obligation funds
Financial instruments
Financial assets	3,492.4	3,100.5
Fair value through profit or loss | Trade receivables - PGM sales
Financial instruments
Financial assets	4,512.4	4,001.9
Fair value through profit or loss | Fair value through profit or loss | Derivative financial instrument
Financial instruments
Financial liabilities	(1,093.5)
Loans and other receivables | Other receivables (not at fair value)
Financial instruments
Financial assets	R 319.2	R 665.9